Description of the Company	3 Months Ended
Nov. 30, 2013
Accounting Policies [Abstract]
Description of the Company

NOTE 1 — DESCRIPTION OF THE COMPANY

We were originally formed in 1995. In 2000 we changed our name to "BestNet Communications Corp." Our business at the time was to provide worldwide long distance telephone communication and teleconferencing services to commercial and residential consumers through the internet. That business was never profitable and we disposed of that business in February 2007.

In July 2006 we acquired through the acquisition of JDA Medical Technologies, Inc. ("JDA"), which was merged into our wholly owned subsidiary, Oncologix Corporation. On January 22, 2007, we changed our name to Oncologix Tech, Inc., to reflect this new business. Our business at this time was the development of a medical device for brachytherapy (radiation therapy), called the “Oncosphere” (or “Oncosphere System”), for the advanced medical treatment of soft tissue cancers. It is a radioactive micro-particle designed to deliver therapeutic radiation directly to a tumor site by introducing the micro-particles into the artery that feeds the tumor tissue. Its first application is expected to be the treatment of liver cancer. Due to a lack of funding, we suspended these development activities on December 31, 2007 On November 1, 2013, because the development of the brachytherapy device was years off and could not be marketed at that time, the Company’s management and Board of Directors determined to dispose of Oncologix Corporation and its Brachytherapy medical device subsidiary. With our acquisition of Dotolo we currently have a viable FDA approved medical device which management believes requires minimal capital investment to bring the Company to cash breakeven. Continued support of Oncologix Corporation would cost the Company substantial additional investment that is beyond its means with no guarantee of FDA approval. Furthermore, as part of the disposal, the Company will be relieved of over $90,000 in debt.

On March 22, 2013, we acquired all the outstanding stock of Dotolo Research Corporation (“DRC”), a FDA Registered, Class II, medical device manufacturer with 30 years of product sales in the hydro-colonic irrigation, bowel preparation market. Dotolo Research Corporation began operations in 1989 and is a world-wide leader in hardware and disposable products sales and has an active customer base of over 900+ customers both domestically and internationally.

On August 1, 2013, we acquired all the outstanding stock of Angels of Mercy, Inc. (“AOM”). Angels provides non-medical, Personal Care Attendant (PCA) services, Supervised Independent Living (SIL), Long-Term Senior Care, and other approved programs performed by a trained caregiver that will meet the health service needs of beneficiaries whose disabilities preclude the performance of certain independent living skills related to the activities of daily living (ADL).